Segment information - Non current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Geographical areas
Non-current assets	€ 1,195,954	€ 1,042,206
USA
Geographical areas
Non-current assets	221,195	231,439
UK
Geographical areas
Non-current assets	221,177	211,115
Italy
Geographical areas
Non-current assets	259,649	227,113
France
Geographical areas
Non-current assets	337,960	205,749
Germany
Geographical areas
Non-current assets	153,338	160,970
Austria
Geographical areas
Non-current assets	€ 2,634	3,914
Canada
Geographical areas
Non-current assets		€ 1,906